Statements of Changes In Stockholders' Equity (Parenthetical) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 04, 2023	Aug. 15, 2022	Oct. 31, 2023	Dec. 31, 2022
Payments of Stock Issuance Costs		$ 696,670
Stockholders' Equity, Reverse Stock Split	one for seven reverse stock split		one
Common Stock [Member]
Payments of Stock Issuance Costs				$ 696,670